Net Investment Income - Summary of Net Investment Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Dividend income	¥ 115,667	¥ 104,761	¥ 95,290
Total net investment income	29,844	15,611	65,744
Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net loss from disposal of debt instruments	¥ (85,823)	¥ (89,150)	¥ (29,546)